Income Taxes	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC 740, which requires an asset and liability approach for measuring deferred taxes based on temporary differences between the financial statements and tax bases of assets and liabilities existing at each balance sheet date using enacted tax rates for the years in which taxes are expected to be paid or recovered.
For the three months ended March 31, 2017 and 2016, the Company recorded a provision for income taxes of $0.5 million and a benefit for income taxes of $0.2 million, respectively. The effective tax rate for the three months ended March 31, 2017 and 2016 differs from the 35% federal statutory tax rate due to state income taxes partially offset by the tax benefit of production activities during the 2017 and 2016 first quarters.
Each quarter we assess our deferred tax asset to determine whether all or any portion of the asset is more likely than not unrealizable under ASC 740. We are required to establish a valuation allowance for any portion of the asset we conclude is more likely than not unrealizable. Our assessment considers, among other things, the nature, frequency and severity of prior cumulative losses, forecasts of future taxable income, the duration of statutory carryforward periods, our utilization experience with operating loss and tax credit carryforwards and the planning alternatives, to the extent these items are applicable.
The Company classifies any interest and penalties related to income taxes assessed as part of income tax expense. The Company has concluded that there were no significant uncertain tax positions requiring recognition in its financial statements, nor has the Company been assessed interest or penalties by any major tax jurisdictions related to any open tax periods.
13.     Income Taxes

As discussed in Note 1, for the first 30 calendar days of 2014, the Company was a Delaware LLC which was treated as partnership for income tax purposes and was subject to certain minimal taxes and fees; however, income taxes on taxable income or losses realized by the Company were the obligation of the members.
The provision for income taxes includes the following:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Current provision for income taxes:
Federal	$10,321	$10,822	$4,722
State	3,375	3,386	1,343
	13,696	14,208	6,065
Deferred benefit for income taxes:
Federal	(506)	(1,522)	(4,600)
State	(166)	(153)	(1,219)
	(672)	(1,675)	(5,819)
Provision for income taxes	$13,024	$12,533	$246

The effective tax rate differs from the federal statutory rate of 35% due to the following items:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Income before taxes of taxable entities	$33,950	$33,911	$5,003
Provision for income taxes at federal statutory rate	$(11,883)	$(11,869)	$(1,751)
(Increases) decreases in tax resulting from:
State income taxes, net of federal benefit	(1,977)	(1,979)	(293)
Manufacturing deduction	1,142	1,274	225
Deferred tax assets upon conversion to a corporation	—	—	1,495
Tax rate change	—	—	100
Other	(306)	41	(22)
Provision for income taxes	$(13,024)	$(12,533)	$(246)
Effective tax rate	38.4%	37.0%	4.9%

The Company accounts for income taxes in accordance with ASC 740, which requires an asset and liability approach for measuring deferred taxes based on temporary differences between the financial statements and tax bases of assets and liabilities existing at each balance sheet date using enacted tax rates for the years in which taxes are expected to be paid or recovered.
The components of our deferred income tax asset are as follows:

	December 31,
	2016	2015
	(Dollars in thousands)
State taxes	$1,229	$1,300
Reserves and accruals	2,407	2,128
Intangible assets	359	548
Share based compensation	2,118	1,999
Inventory	1,150	868
Investments in joint ventures	1,290	822
Depreciation	(119)	(149)
Deferred tax asset, net	$8,434	$7,516

Each quarter we assess our deferred tax asset to determine whether all or any portion of the asset is more likely than not unrealizable under ASC 740. We are required to establish a valuation allowance for any portion of the asset we conclude is more likely than not unrealizable. Our assessment considers, among other things, the nature, frequency and severity of prior cumulative losses, forecasts of future taxable income, the duration of statutory carryforward periods, our utilization experience with operating loss and tax credit carryforwards and the planning alternatives, to the extent these items are applicable.
The Company classifies any interest and penalties related to income taxes assessed as part of income tax expense. The Company has concluded that there were no significant uncertain tax positions requiring recognition in its financial statements, nor has the Company been assessed interest or penalties by any major tax jurisdictions related to any open tax periods. We are subject to U.S. federal income tax examination for calendar tax years ending 2014 through 2016 and various state income tax examinations for 2014 through 2016 calendar tax years.  Our 2014 U.S. federal income tax return is currently under examination.